T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

July 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.0%
ALABAMA 3.3%
Black Belt Energy Gas District, Series A, VRDN, 5.25%, 1/1/54 (Tender 10/1/30)	40	42
Southeast Alabama Gas Supply Dist., Series B, VRDN, 5.00%, 6/1/49 (Tender 5/1/32)	715	755
Southeast Energy Auth., A Cooperative Dist., Series A, VRDN, 4.00%, 11/1/51 (Tender 10/1/28)	300	302
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 4.00%, 12/1/51 (Tender 12/1/31)	290	288
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 5.00%, 5/1/53 (Tender 8/1/28)	600	620
		2,007
ALASKA 0.3%
Alaska Housing Finance, Series A, 2.15%, 6/1/31	195	176
		176
ARIZONA 2.4%
Arizona IDA, Series A, 5.00%, 11/1/29	140	149
Arizona IDA, Series A, 4.00%, 11/1/27	180	180
Chandler IDA, Series 2022-2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (1)	265	269
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/31	30	31
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/33	100	102
Salt River Project Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/37	500	514
Salt Verde Financial, 5.00%, 12/1/37	200	208
		1,453
CALIFORNIA 6.0%
California Community Choice Fin. Auth., Green Bond Energy Project, Series 2024H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)	200	217
California Community Choice Fin. Auth., Green Bond Energy Project, Series E-1, VRDN, 5.00%, 2/1/55 (Tender 9/1/32)	500	530
California Infrastructure & Economic Dev. Bank, Series A, 3.25%, 8/1/29	450	455
California Municipal Fin. Auth., Series A, 5.125%, 11/1/40 (2)	250	251
California School Fin. Auth., Series A, 5.00%, 7/1/27 (2)	100	103
California School Fin. Auth., Series A, 5.00%, 7/1/28 (2)	100	105
California Statewide CDA, Series A, 5.00%, 5/15/30	220	226
California Statewide CDA, Series A, 5.00%, 9/2/39	330	336
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (2)	225	232
California Statewide CDA, Statewide Community Infrastructure Program, Series 2024C-1, 5.00%, 9/2/30	100	107
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender 8/1/35)	75	80
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (1)	200	218
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/29 (1)	205	208
Los Angeles Dept. of Airports, Series G, 5.00%, 5/15/29	225	241
Sacramento Airport System Revenue, Series C, 5.00%, 7/1/30 (1)	300	314
		3,623

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
COLORADO 5.4%
Colorado, 6.00%, 12/15/39	250	282
Colorado, Series A, GO, 5.00%, 9/1/31	545	572
Colorado, Series A, 5.00%, 12/15/29	170	181
Colorado HFA, Series A-1, VRDN, 5.00%, 11/15/58 (Tender 11/15/28)	160	170
Colorado HFA, Series B, VRDN, 5.00%, 5/15/62 (Tender 8/17/26)	165	168
Colorado HFA, Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/26)	20	20
Denver City & County Airport, Series A, 5.00%, 12/1/29 (1)	1,445	1,521
E-470 Public Highway Auth., Series A, 5.00%, 9/1/40	345	363
		3,277
CONNECTICUT 2.1%
Connecticut, Series A, 5.00%, 3/15/41	200	211
Connecticut, Series B, 5.00%, 11/15/31	455	510
Connecticut, Series G, 5.00%, 11/15/39	425	456
Connecticut HEFA, Hartford Univ., Series N, 5.00%, 7/1/31	75	76
Connecticut State HEFA, Series F, 5.00%, 7/1/27	15	15
		1,268
DELAWARE 1.5%
Delaware Economic Dev. Auth., Series A, 3.60%, 1/1/31	100	102
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/31	400	412
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	25	24
Kent County, Series A, 5.00%, 7/1/32	375	381
		919
DISTRICT OF COLUMBIA 2.2%
District of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/31	100	112
District of Columbia Water & Sewer Auth., Series A, 5.00%, 10/1/44	230	236
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%, 7/1/37	120	120
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/31 (1)	285	310
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/38 (1)	280	289
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, Series A, 5.00%, 10/1/36	285	295
		1,362
FLORIDA 4.3%
Alachua County HFA, Series B-1, 5.00%, 12/1/34	265	277
Florida Dev. Fin., Series A, 5.00%, 2/15/31	175	177
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28	335	344
Hillsborough County Aviation Auth., Series B, 5.00%, 10/1/36 (1)	535	567
Miami-Dade County Aviation Revenue, 5.00%, 10/1/27	480	492
Miami-Dade County Aviation Revenue, Series A, 5.00%, 10/1/34 (1)	500	539
Sarasota County HFA, Southwest Florida Retirement Centre, Series A, 5.00%, 1/1/37	200	199
		2,595
GEORGIA 8.3%
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/29 (1)	500	537

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/34 (1)	875	921
Atlanta, Water & Wastewater Revenue, 5.00%, 11/1/37 (3)	500	550
Burke County Dev. Auth, Series 2013, VRDN, 3.375%, 11/1/53 (Tender 3/12/27)	95	95
Burke County Dev. Auth, Series 2nd, VRDN, 3.80%, 10/1/32 (Tender 5/21/26)	200	201
Burke County Dev. Auth, Series 4th, VRDN, 3.80%, 10/1/32 (Tender 5/21/26)	125	126
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle Project, Series 2, VRDN, 3.30%, 12/1/49 (Tender 8/21/29)	205	205
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)	800	841
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53 (Tender 6/1/31)	250	264
Municipal Electric Auth. of Georgia, Series 2019A, 5.00%, 1/1/30	205	219
Municipal Electric Auth. of Georgia, Series 2024A, 5.00%, 1/1/30	330	358
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/36	700	741
		5,058
HAWAII 1.2%
City & County of Honolulu, Series A, GO, 5.00%, 7/1/42	500	521
Hawaii Airports System Revenue, Series D, 5.00%, 7/1/40	200	214
		735
IDAHO 1.2%
Idaho HFA, Series A, 5.00%, 3/1/30	200	216
Idaho HFA, Series D, 5.50%, 12/1/26	500	502
		718
ILLINOIS 2.6%
Chicago Midway Int'l Airport, Series C, 5.00%, 1/1/30 (1)	220	236
Chicago O'Hare Int'l Airport, Series A, 5.00%, 1/1/33	165	168
Chicago O'Hare Int'l. Airport, Senior Lien, Series C, 5.00%, 1/1/27 (1)	75	77
Illinois, Series A, GO, 5.00%, 10/1/30	215	226
Illinois, Series A, 5.00%, 3/1/29	295	314
Illinois, Series B, GO, 5.00%, 10/1/32	425	442
Illinois Fin. Auth., Series B, 5.00%, 10/1/44 (2)	100	92
		1,555
INDIANA 0.8%
Indiana Fin. Auth., Series A, 5.00%, 9/15/26	250	254
Indiana Fin. Auth., Series D, VRDN, 5.00%, 10/1/63 (Tender 10/1/31)	200	216
		470
KENTUCKY 0.3%
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/26	60	60
Kentucky Public Energy Auth., Series A-1, VRDN, 5.00%, 5/1/55	100	105
		165
LOUISIANA 1.5%
Louisiana Local Gov't Environmental Facilities & CDA, 3.50%, 11/1/32	550	526
Saint John the Baptist Parish, Marathon Oil, Series 2017B-2, VRDN, 2.375%, 6/1/37 (Tender 7/1/26)	75	74
Saint John the Baptist Parish, Marathon Oil, Series A-1, VRDN, 4.05%, 6/1/37 (Tender 7/1/26)	25	25

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN, 2.20%, 6/1/37 (Tender 7/1/26)	135	134
Saint John the Baptist Parish, Marathon Oil, Series C, VRDN, 3.30%, 6/1/37 (Tender 7/3/28)	175	176
		935
MARYLAND 7.5%
Anne Arundel County, 5.00%, 10/1/29	750	825
Anne Arundel County, 5.00%, 10/1/37	1,000	1,106
Baltimore City, Convention Center Hotel, 5.00%, 9/1/31	75	76
Maryland CDA, Series A, 1.75%, 3/1/30	495	458
Maryland CDA, Series B, 3.00%, 9/1/34	50	45
Maryland CDA, Series C-2, 3.70%, 1/1/29	50	51
Maryland CDA, Series D-2, 3.30%, 1/1/29	250	253
Maryland DOT, 2.50%, 10/1/33	250	225
Maryland Economic Dev., 5.00%, 7/1/29	185	190
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35	250	232
Maryland Economic Dev., Ports America Chesapeake, Series A, 5.00%, 6/1/35	220	224
Maryland HHEFA, Series A, 5.00%, 7/1/34	375	389
Maryland HHEFA, Series A, 5.50%, 1/1/26	40	40
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28	50	52
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30	115	117
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27	130	133
Rockville, Series A1, 5.00%, 11/1/30	90	91
Rockville, Series A-2, 5.00%, 11/1/32	25	25
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27	50	49
		4,581
MASSACHUSETTS 1.2%
Massachusetts, Series A, 5.00%, 4/1/42	500	525
Massachusetts DFA, CHF Merrimack, Series A, 4.25%, 7/1/34 (2)	100	98
Massachusetts HFA, Series B-3, 3.55%, 12/1/29	100	101
		724
MICHIGAN 3.3%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A, 5.00%, 7/1/37	255	275
Great Lakes Water Auth. Water Supply System Revenue, Series A, 5.00%, 7/1/38	1,000	1,067
Michigan State HFA, Series B-1, VRDN, 5.00%, 8/15/55 (Tender 6/1/32)	605	654
		1,996
MISSISSIPPI 0.0%
Warren County, Int'l Paper, 4.00%, 9/1/32	25	25
		25
NEBRASKA 0.3%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53 (Tender 10/1/29)	175	182
		182

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
NEVADA 0.2%
Reno, 5.00%, 6/1/28 (2)	100	103
		103
NEW HAMPSHIRE 0.1%
National Fin. Auth., Series 2025-1, 4.087%, 1/20/41	50	47
		47
NEW JERSEY 0.8%
New Jersey Economic Dev. Auth., DRP Urban Renewal, 6.375%, 1/1/35 (1)(2)	100	102
New Jersey EFA, Stevens Institute of Technology International, Series A, 5.00%, 7/1/33	100	106
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 12/15/34	290	300
		508
NEW YORK 10.4%
New York City Housing Dev., Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)	260	261
New York City Housing Dev., Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)	100	101
New York City Housing Dev., Series D, VRDN, 4.30%, 11/1/63 (Tender 11/1/28)	800	818
New York City Housing Dev., Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)	300	302
New York City Housing Dev., Series K, 3.95%, 11/1/43	150	136
New York City Transitional Fin. Auth., Series F-1, 5.00%, 11/1/38	630	675
New York City Transitional Fin. Auth., Series G1, 5.00%, 5/1/42	160	166
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series E, 5.00%, 11/1/36	250	274
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.00%, 11/1/44	250	257
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.25%, 11/1/45	50	52
New York Mortgage Agency Homeowner Mortgage Revenue, Series 232, 2.10%, 4/1/31 (1)	610	544
New York NY, Series B1, 5.00%, 10/1/31	585	632
New York State Dormitory Auth., Series A, 5.00%, 3/15/43	500	514
New York State Dormitory Auth., Series A, 5.00%, 3/15/36	750	799
New York State HFA, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)	100	100
New York Transportation Dev., JFK NTO, 6.00%, 6/30/42 (1)	100	106
Port Auth. of New York & New Jersey, Series 226, 5.00%, 10/15/38 (1)	355	364
Southold Local Dev., Peconic Landing at Southold Project, 3.50%, 12/1/30	15	15
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 262, 3.75%, 4/1/26 (1)	200	201
		6,317
NORTH CAROLINA 2.0%
Cape Fear Public Utility Auth. Water & Service Revenue, 5.00%, 4/1/40	150	160
Durham Housing Auth., 500 East Main, VRDN, 3.625%, 4/1/29 (Tender 4/1/28)	85	86
North Carolina Medical Care Commission, Lutheran Services for Aging, Series C, 4.00%, 3/1/31	250	249
North Carolina Medical Care Commission, Penick Village, Series A, 5.00%, 9/1/34	150	153
North Carolina Medical Care Commission, Salemtowne, 5.25%, 10/1/37	150	144

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
North Carolina Municipal Power Agency #1, Series A, 5.00%, 1/1/28	430	434
		1,226
OHIO 0.2%
Norwood OH, 4.375%, 12/1/30	140	141
		141
OKLAHOMA 1.3%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43	500	517
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/40	250	266
		783
PENNSYLVANIA 0.8%
Pennsylvania State University, Series A, 5.00%, 9/1/39	250	271
Philadelphia Airport Revenue, Series B, 5.00%, 7/1/35 (1)	185	187
		458
PUERTO RICO 3.1%
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	213	226
Puerto Rico Commonwealth, Series A1, GO, 5.75%, 7/1/31	306	332
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	250	239
Puerto Rico Sales Tax Fin., Restructured, Series A1, Zero Coupon, 7/1/33	28	20
Puerto Rico Sales Tax Fin., Restructured, Series A2, 4.329%, 7/1/40	809	752
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%, 7/1/40	320	302
		1,871
SOUTH CAROLINA 2.1%
South Carolina Jobs-Economic Dev. Auth, Series A, 5.25%, 11/1/42	50	52
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligated Group, Series A, 5.00%, 5/1/32	125	130
South Carolina Public Service Auth., Series A, 5.00%, 12/1/45	320	321
South Carolina Public Service Auth. Revenue, Series E, 5.50%, 12/1/39	415	446
South Carolina State Housing Fin. & Dev. Auth., Series A, 5.00%, 7/1/26	240	245
South Carolina State Housing Fin. & Dev. Auth., Series B, 5.00%, 7/1/29	50	54
		1,248
TENNESSEE 0.4%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/37	90	91
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Series A, 5.00%, 7/1/35	180	181
		272
TEXAS 10.2%
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/27	35	35
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/28	130	132
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27	650	656
Central Texas Regional Mobility Auth. Revenue, 5.00%, 1/1/27	390	394
Central Texas Turnpike System, Series A, 5.00%, 8/15/37	350	376
Central Texas Turnpike System, Series A, 5.00%, 8/15/38	250	265

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Clifton Higher Education Finance, Series A, 5.00%, 2/15/37	500	531
Conroe Independent School Dist., 5.00%, 2/15/38	705	758
Harris County Cultural Education Facilities Fin., Series B, 5.00%, 7/1/37	620	664
Hidalgo County Regional Mobility Auth., Series A, 4.00%, 12/1/41	400	351
Houston Airport, Series B, 5.50%, 7/15/35 (1)	100	106
Houston Independent School Dist., Series A, 5.00%, 2/15/27	530	537
Mission Economic Dev.,Graphic Packaging Int'l, VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (1)	290	295
North Texas Tollway Auth., Series A, 5.00%, 1/1/27	205	207
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%, 1/1/55 (Tender 1/1/34)	250	263
Texas Private Activity Bond Surface Transportation, Series 2019-A, 5.00%, 12/31/36	75	77
Texas Private Activity Bond Surface Transportation, Series 2023, 5.50%, 6/30/42 (1)	160	162
Texas Transportation Commission, Central Texas Turnpike, Series A, 5.00%, 8/15/39	265	273
Waller Consolidated Independent School District, 5.00%, 2/15/41 (4)	125	131
		6,213
UTAH 0.7%
Salt Lake City Airport, Series A, 5.25%, 7/1/39 (1)	400	416
		416
VIRGINIA 4.5%
Halifax County IDA, Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)	140	142
Henrico County Economic Dev. Auth., Series C, 4.00%, 12/1/32	40	40
Lynchburg Economic Dev. Auth., Series A, 5.00%, 1/1/27	190	196
Prince William County IDA, 5.00%, 1/1/26	75	75
Prince William County IDA, 5.00%, 1/1/31	150	151
Virginia Housing Dev. Auth., Series B, 2.80%, 3/1/37	510	423
Virginia Housing Dev. Auth., Series B, 3.80%, 6/1/31	135	137
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/32	160	168
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 4.00%, 7/1/32 (1)	235	236
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 1/1/32 (1)	240	254
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 4.00%, 7/1/39 (1)	575	521
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/32 (1)	380	401
		2,744
WASHINGTON 5.0%
Energy Northwest, Series A, 5.00%, 7/1/39	760	803
Port of Seattle, Series A, 5.00%, 5/1/33 (1)	285	290
Port of Seattle WA, Series B, 5.00%, 7/1/36 (1)	200	211
Washington, Series 2, GO, 5.00%, 5/1/38	500	547
Washington, Series R, 5.00%, 7/1/38	1,000	1,084
Washington State Housing Fin. Commission, Series A, 5.00%, 7/1/45 (2)(3)	100	98
		3,033
WEST VIRGINIA 0.6%
West Virginia Economic Dev. Auth., Commercial Metals, VRDN, 4.625%, 4/15/55 (Tender 5/15/32) (1)	250	244

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
West Virginia Hospital Fin. Auth., Series B, VRDN, 5.00%, 6/1/55 (Tender 6/1/33)	100	106
		350
WISCONSIN 0.9%
PFA, Series A, 5.00%, 5/15/30 (2)	100	101
PFA, Series A, 5.00%, 6/15/39	100	103
Wisconsin Housing & Economic Dev. Auth. Home Ownership Revenue, Series A, 3.25%, 9/1/26	360	361
		565
Total Municipal Securities (Cost $60,113)		60,119
Total Investments 99.0% of Net Assets (Cost $60,113)		$60,119
Other Assets Less Liabilities 1.0%		577
Net Assets 100.0%		$60,696

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,285 and represents 2.1% of net assets.
(3)	Insured by Build America Mutual Assurance Company
(4)	When-issued security.

CDA	Community Development Administration/Authority
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Intermediate Municipal Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On July 31, 2025, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1133-054Q3
07/25